Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of Warrants Outstanding

	December 31, 2023	December 31, 2022
Public Warrants	8,281,779	—
Private Placement Warrants	5,933,333	—
Series B-3 Warrants	—	15,819,000
Total warrants	14,215,112	15,819,000